Income Taxes	12 Months Ended
Sep. 30, 2012
Income Taxes
Income Taxes

15. Income Taxes

        The pretax loss attributable to Textura Corporation is summarized as follows:

	Years Ended September 30,
	2010	2011	2012
Domestic	$(16,249)	$(18,853)	$(15,858)
Foreign	326	(75)	(70)

Loss before taxes	$(15,923)	$(18,928)	$(15,928)

        The (provision) benefit for income taxes consists of the following components:

	Years Ended September 30,
	2010	2011	2012
Current
Federal	$(5,312)	$(4,922)	$(1,661)
State	(149)	(259)	(59)
Foreign	—	—	—

Total current	(5,461)	(5,181)	(1,720)

Deferred
Federal	$(180)	$(1,680)	$(3,903)
State	157	119	(85)
Foreign	(10)	(10)	(9)

Total deferred	(33)	(1,571)	(3,997)

Change in valuation allowance	5,494	6,752	5,717

Total	$—	$—	$—

        The Company's deferred tax assets and liabilities consisted of the following:

	As of September 30,
	2011	2012
Property and equipment	$186	$150
Intangible assets	—	177
Deferred revenue	26	101
Accrued compensation	—	1,640
Share-based compensation	3,257	4,136
Accrued interest	—	657
Net operating loss carryforwards	26,306	28,022
Other	179	428

Deferred tax assets	29,954	35,311
Valuation allowance	(29,446)	(35,151)

Total deferred tax assets	508	160

Software	(456)	—
Convertible debt—beneficial conversion feature	—	(160)
Goodwill	—	(160)
Other	(52)	—

Total deferred tax liabilities	(508)	(320)

Net deferred tax liabilities	$—	$(160)

        The reconciliation of the statutory federal rate of 35.0% to the effective income tax rate for the years ended September 30, 2010, 2011 and 2012 is as follows:

	Years Ended September 30,
	2010	2011	2012
Tax provision (benefit) at the statutory rate	(35.0)%	(35.0)%	(35.0)%
State taxes, net of federal benefit	(1.1)	(1.8)	(1.2)
Other	1.6	1.1	0.3
Valuation allowance	34.5	35.7	35.9

Effective tax rate	0.0%	0.0%	0.0%

        As of September 30, 2012, the Company had federal and state net operating loss carry-forwards (after tax) of $26,029 and $1,993, respectively. Federal and state net operating loss carry-forwards expire beginning the year 2014 through the year 2031, the majority of which expire in excess of ten years.

        In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company considered the scheduled reversal of deferred tax liabilities, projected future taxable income, and certain distinct tax planning strategies in making this assessment. If changes occur in the assumption underlying the Company's tax planning strategies or in the scheduling of the reversal of the Company's deferred tax liabilities, the valuation allowance may need to be adjusted in the future. The Company has recorded a full valuation allowance against its deferred tax assets.

        The Company endeavors to comply with tax laws and regulations where it does business, but cannot guarantee that, if challenged, the Company's interpretation of all relevant tax laws and regulations will prevail and that all tax benefits recorded in the financial statements will ultimately be recognized in full. The Company has taken reasonable efforts to address uncertain tax positions, and has determined that there are no material transactions or material tax positions taken by the Company that would fail to meet the more-likely-than-not threshold for recognizing transactions or tax positions in the financial statements. Accordingly, the Company has not recorded a reserve for uncertain tax positions in the financial statements, and the Company does not expect any significant tax increase or decrease to occur within the next 12 months with respect to any transactions or tax positions taken and reflected in the financial statements. In making these determinations, the Company presumes that taxing authorities pursuing examinations of the Company's compliance with tax law filing requirements will have full knowledge of all relevant information, and, if necessary, the Company will pursue resolution of disputed tax positions by appeals or litigation.